Shareholders' Equity	12 Months Ended
Jun. 30, 2020
Shareholders Equity [Abstract]
Shareholders' Equity
17.	Shareholders' Equity

Share capital and share premium

The share capital of the Group is represented by common shares with a nominal value of Ps. 1 per share and one vote each. No other activity has been recorded for the fiscal years ended June 30, 2020, 2019 and 2018 in the capital accounts, other than those related to the acquisition of treasury shares.

Inflation adjustment of share capital and treasury shares

The inflation adjustment related to share capital is allocated to an inflation adjustment reserve that forms part of shareholders' equity. The balance of this reserve could be applied only towards the issuance of common stock to shareholders of the Company.

Legal reserve

According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses. The Group reached the legal limit of this reserve.

Special reserve

The CNV, through General Ruling N° 562/9 and 576/10, has provided for the application of Technical Resolutions N° 26 and 29 of the FACPCE, which adopt the IFRS, as issued by the IASB, for companies subject to the public offering regime ruled by Law 17,811, due to the listing of their shares or corporate notes, and for entities that have applied for authorization to be listed under the mentioned regime. The Group has applied IFRS, as issued by the IASB, for the first time in the year beginning July 1st, 2012, being its transition date July 1st, 2011. Pursuant to CNV General Ruling N° 609/12, the Company set up a special reserve reflecting the positive difference between the balance of retained earnings disclosed in the first Financial Statements prepared according to IFRS and the balance of retained earnings disclosed in the last Financial Statements prepared in accordance with previously effective accounting standards. The reserve recorded amounted to Ps. 395, which as of June 30, 2017 were fully used to absorb the negative balances in the retained earnings account. During fiscal year ended June 30, 2017, the Company's Board of Directors decided to change the accounting policy of investment property from the cost method to the fair value method, as allowed by IAS 40. For this reason, as of the transition date, figures have been modified and, hence, the special reserve as set forth by General Ruling CNV N° 609/12 has been increased to Ps. 9,401, which may only be reversed to be capitalized or to absorb potential negative balances under retained earnings.

Additional paid-in capital from treasury shares

Upon sale of treasury shares, the difference between the net realizable value of the treasury shares sold and the acquisition cost will be recognized, whether it is a gain or a loss, under the non-capitalized contribution account and will be known as "Treasury shares trading premium".

Dividends

See note 4 to these financial statements on distribution of dividend(s) in kind.